Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Domestic and Foreign Components of Loss before Income Taxes

The domestic and foreign components of loss before income taxes were as follows (in thousands):

	Year Ended December 31,
	2017	2016	2015
Domestic	$(38,706)	$(27,148)	$(12,832)
Foreign	$(1,180)	(5,493)	(321)

Loss before income taxes	$(39,886)	$(32,641)	$(13,153)

Reconciliation of U.S. Federal Statutory Income Tax Rate to Company's Effective Income Tax Rate

A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2017	2016	2015
Federal statutory income tax rate	(34.0)	(34.0)	(34.0)
Federal and state research and development tax credit	(3.3)	(1.7)	(0.9)
State taxes, net of federal benefit	(5.3)	(4.4)	(5.2)
Foreign rate differential	0.1	2.3	0.3
Nondeductible items	(0.1)	4.8	10.2
Effect of US tax reform	23.8	—	—
Increase in deferred tax asset valuation allowance	18.8	33.0	29.6

Effective income tax rate	—	—	—

Net Deferred Tax Assets

Net deferred tax assets as of December 31, 2017 and 2016 consisted of the following (in thousands):

	December 31,
	2017	2016
Net operating loss carryforwards	$21,754	$16,406
Research and development tax credit carryforwards	2,022	697
Other	743	49

Total deferred tax assets	24,519	17,152
Valuation allowance	(24,519)	(17,152)

Net deferred tax assets	$—	$—

Summary of Changes in Valuation Allowance for Deferred Tax Assets

Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2017 and 2016 related primarily to the increase in net operating loss carryforwards, capitalized research and development expenses and research and development tax credit carryforwards and were as follows (in thousands):

	December 31,
	2017	2016
Valuation allowance as of beginning of year	$(17,152)	$(6,157)
Decreases recorded as benefit to income tax provision	—	—
Increases recorded to income tax provision	(7,367)	(10,995)

Valuation allowance as of end of year	$(24,519)	$(17,152)